UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

Item 1 Report to stockholders

Lazard Retirement Series

Semi-Annual Report

June 30, 2020

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	A Message from Lazard (unaudited)
4	Performance Overviews (unaudited)
8	Information About Your Portfolio’s Expenses (unaudited)
10	Portfolio Holdings Presented by Sector (unaudited)
11	Portfolios of Investments (unaudited)
11	Lazard Retirement Emerging Markets Equity Portfolio
15	Lazard Retirement International Equity Portfolio
19	Lazard Retirement US Small-Mid Cap Equity Portfolio
24	Lazard Retirement Global Dynamic Multi-Asset Portfolio
44	Notes to Portfolios of Investments (unaudited)
48	Statements of Assets and Liabilities (unaudited)
50	Statements of Operations (unaudited)
52	Statements of Changes in Net Assets (unaudited)
55	Financial Highlights (unaudited)
61	Notes to Financial Statements (unaudited)
85	Other Information (unaudited)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report	1

Lazard Retirement Series, Inc. A Message from Lazard

Dear Shareholder,

The global spread of COVID-19 created significant market volatility and caused an unprecedented collapse across global equity markets at the start of 2020. The pandemic led to worldwide lockdowns, which led to drastic unemployment, a wave of small businesses closures, and a significant decline in economic growth. However, an extremely aggressive monetary and fiscal response, as well as a slowdown in the spread of COVID-19 in many of the early hotspots, led to one of the sharpest rallies ever for global stocks during the second quarter.

US unemployment rose from a 50-year low to an 80-year high in just two months. While the economic weakness was extraordinary, the policy response was both dramatic and timely. The Federal Reserve, the US central bank, slashed rates to zero and announced unlimited quantitative easing within weeks of the crisis. The central bank subsequently announced almost $3 trillion in liquidity facilities for companies and municipalities. Credit markets responded, turning highly accommodative for a wide variety of companies, and debt issuance reached record highs. The federal government also delivered with a fiscal package more than double the size of the response to the 2008 global financial crisis.

COVID-19 exacerbated existing price dislocations not only in emerging markets compared to other markets, but in high-quality businesses trading at lower valuations. The course of the pandemic and related government actions, trade developments, and the US election will have a great deal of influence in how the region’s equities end the year.

In Europe, economic data suggested that the European Union and United Kingdom were mired in deep recessions. As in the United States, however, stimulus proved to be a potent salve. European equity markets calmed after the volatile first quarter as individual countries and the European Central Bank put forward an aggressive and globally coordinated monetary and fiscal response.

2	Semi-Annual Report

As economies across the world reopen, the shape of a potential recovery remains an open question. After all, there is little historical precedent for the global economy shutting down and then attempting to restart itself.

The performance dispersion between value and growth stocks has been at all-time highs, but we believe the differential will adjust. More than ever, we are confident that fundamental analysis and stock selection will be crucial drivers for performance. We feel privileged to handle your investment needs and value your continued confidence in our investment management capabilities. We continue to strive for the long-term patterns of performance that are consistent with your expectations.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report	3

Lazard Retirement Series, Inc. Performance Overviews (unaudited)

Lazard Retirement Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Emerging Markets Equity Portfolio and MSCI Emerging Markets® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One Year	Five Years	Ten Years
Service Shares**	–16.75%	–1.38%	1.01%
Investor Shares**	–16.50%	–1.12%	1.27%
MSCI Emerging Markets Index	–3.39%	2.86%	3.27%

Lazard Retirement International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement International Equity Portfolio and MSCI EAFE® Index*

Average Annual Total Returns*

Periods Ended June 30, 2020

	One Year	Five Years	Ten Years
Service Shares	–8.13%	0.15%	5.63%
MSCI EAFE Index	–5.13%	2.05%	5.73%

4  Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement US Small-Mid Cap Equity Portfolio and Russell 2500® Index

Average Annual Total Returns*

Periods Ended June 30, 2020

	One Year	Five Years	Ten Years
Service Shares	–10.76%	2.64%	8.74%
Russell 2500 Index	–4.70%	5.41%	11.46%

Semi-Annual Report  5

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Global Dynamic Multi-Asset Portfolio, MSCI World® Index and GDMA Index*

Average Annual Total Returns*

Periods Ended December 31, 2019

	One Year	Five Years	Since Inception	†
Service Shares**	–5.60%	3.82%	5.82%
Investor Shares**	–5.52%	N/A	3.77%
MSCI World Index	2.84%	6.90%	8.86% (Service Shares) 13.12% (Investor Shares)
GDMA Index	4.02%	5.48%	5.48% (Service Shares) 10.27% (Investor Shares)

†	The inception date for the Service Shares was April 30, 2012 and for the Investor Shares was December 31, 2018.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”) or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard Retirement

6  Semi-Annual Report

Emerging Markets Equity Portfolio and may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 26 emerging markets country indices.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The Russell 2500 Index measures the performance of the small- to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Barclays Global Aggregate® Index and is rebalanced monthly. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

**	The performance of Service Shares and Investor Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

Semi-Annual Report  7

Lazard Retirement Series, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Service Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2020 through June 30, 2020 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other mutual funds.

Please note that you also bear fees and charges imposed by participating insurance companies at the separate account level, which are described in the separate prospectuses issued by the participating insurance companies. Such charges will have the effect of reducing account value.

8  Semi-Annual Report

Portfolio	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Expenses Paid During Period* 1/1/20 - 6/30/20	Annualized Expense Ratio During Period 1/1/20 - 6/30/20

Emerging Markets Equity
Service Shares
Actual	$1,000.00	$777.70	$6.29	1.42%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.79	$7.13	1.42%
Investor Shares
Actual	$1,000.00	$779.20	$5.18	1.17%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.87	1.17%

International Equity
Service Shares
Actual	$1,000.00	$877.50	$5.32	1.14%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.72	1.14%

US Small-Mid Cap Equity
Service Shares
Actual	$1,000.00	$833.50	$5.24	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77	1.15%

Global Dynamic Multi-Asset
Service Shares
Actual	$1,000.00	$896.70	$4.95	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27	1.05%
Investor Shares
Actual	$1,000.00	$897.40	$4.25	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52	0.90%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Semi-Annual Report  9

Lazard Retirement Series, Inc.

Portfolio Holdings Presented by Sector June 30, 2020

Sector*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small- Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio#

Communication Services	12.0%	10.7%	2.3%	4.7%
Consumer Discretionary	5.1	5.1	9.7	8.6
Consumer Staples	6.5	8.3	2.5	7.4
Energy	9.1	2.8	1.2	0.6
Financials	25.2	15.0	12.5	9.5
Health Care	1.9	13.1	15.0	7.1
Industrials	5.0	18.9	16.3	6.0
Information Technology	21.9	8.4	18.1	9.9
Materials	8.9	6.0	6.7	0.9
Real Estate	0.9	3.4	9.7	0.6
Utilities	0.7	7.0	2.7	1.0
Municipal	—	—	—	1.1
Sovereign Debt	—	—	—	30.5
US Treasury Securities	—	—	—	10.4
Short-Term Investments	2.8	1.3	3.3	1.7
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
#	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds and closed-end management investment companies held by the Portfolio.

10  Semi-Annual Report

Lazard Retirement Series, Inc. Portfolios of Investments

June 30, 2020 (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 96.9%

Brazil | 5.3%
Banco do Brasil SA	1,534,302	$9,070,780
BB Seguridade Participacoes SA	1,283,700	6,437,267
CCR SA	2,081,850	5,550,987
Cielo SA	2,002,284	1,701,063
		22,760,097
China | 23.3%
AAC Technologies Holdings, Inc.	692,691	4,240,974
Anhui Conch Cement Co., Ltd., Class H	1,259,375	8,470,570
Baidu, Inc. Sponsored ADR (*)	49,681	5,956,255
China Construction Bank Corp., Class H	23,740,038	19,183,841
China Merchants Bank Co., Ltd., Class H	1,744,237	8,033,547
China Mobile, Ltd. Sponsored ADR	272,602	9,170,331
China Shenhua Energy Co., Ltd., Class H	2,338,775	3,652,566
China Vanke Co., Ltd., Class H	1,277,600	4,030,600
CNOOC, Ltd.	5,454,053	6,125,435
CRRC Corp., Ltd., Class H	5,643,000	2,383,037
ENN Energy Holdings, Ltd.	278,795	3,131,192
Hengan International Group Co., Ltd.	774,527	6,058,692
NetEase, Inc. ADR	7,847	3,369,345
Ping An Insurance (Group) Co. of China, Ltd., Class H	499,000	4,983,541
Sinopharm Group Co., Ltd., Class H	2,051,197	5,256,727
Weichai Power Co., Ltd., Class H	3,626,958	6,766,420
		100,813,073
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	1,303,371	5,033,271

Hong Kong | 1.3%
ASM Pacific Technology, Ltd.	523,188	5,529,647

Hungary | 2.1%
OTP Bank Nyrt. (*)	258,374	9,049,346

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  11

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

India | 12.2%
Axis Bank, Ltd.	843,645	$4,599,435
Bajaj Auto, Ltd.	104,505	3,930,497
Bharat Petroleum Corp., Ltd.	715,812	3,562,851
Bharti Infratel, Ltd.	1,395,165	4,097,640
Coal India, Ltd.	1,395,767	2,471,930
HCL Technologies, Ltd.	970,349	7,189,893
Hero MotoCorp, Ltd.	104,982	3,558,576
Infosys, Ltd. Sponsored ADR	820,562	7,926,629
Oil and Natural Gas Corp., Ltd.	4,013,566	4,369,050
Tata Consultancy Services, Ltd.	238,554	6,603,305
UPL, Ltd.	787,192	4,445,646
		52,755,452
Indonesia | 4.2%
PT Astra International Tbk	12,323,604	4,143,340
PT Bank Mandiri (Persero) Tbk	18,433,930	6,392,971
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	350,258	7,663,645
		18,199,956
Luxembourg | 0.7%
Ternium SA Sponsored ADR (*)	197,477	2,995,726

Mexico | 4.3%
America Movil SAB de CV, Class L Sponsored ADR	744,946	9,453,365
Grupo Mexico SAB de CV, Series B	2,531,946	5,885,787
Kimberly-Clark de Mexico SAB de CV, Series A	2,144,589	3,347,815
		18,686,967
Pakistan | 0.2%
Habib Bank, Ltd.	163,349	94,341
Pakistan Petroleum, Ltd.	1,813,507	937,727
		1,032,068
Portugal | 1.2%
Galp Energia SGPS SA	450,057	5,198,842

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Russia | 8.8%
ALROSA PAO (*), (‡)	5,793,430	$5,267,752
LUKOIL PJSC Sponsored ADR	127,637	9,461,215
Magnit PJSC Sponsored GDR	257,742	3,342,651
Mobile TeleSystems PJSC Sponsored ADR	813,378	7,474,944
Sberbank of Russia PJSC (‡)	4,391,740	12,567,842
		38,114,404
South Africa | 5.7%
Life Healthcare Group Holdings, Ltd.	2,870,009	2,783,872
Mondi PLC	196,113	3,664,533
Nedbank Group, Ltd.	268,090	1,576,141
Sanlam, Ltd.	943,602	3,203,739
Shoprite Holdings, Ltd.	511,132	3,139,936
Standard Bank Group, Ltd.	398,255	2,397,064
The Bidvest Group, Ltd.	398,980	3,264,074
Vodacom Group, Ltd.	625,594	4,430,978
		24,460,337
South Korea | 14.3%
Coway Co Ltd.	77,218	4,668,684
Hyundai Mobis Co., Ltd.	35,086	5,598,006
KB Financial Group, Inc.	208,753	5,968,779
KT&G Corp.	54,433	3,557,076
Samsung Electronics Co., Ltd.	431,144	19,112,238
Shinhan Financial Group Co., Ltd.	266,656	6,370,705
SK Hynix, Inc.	227,333	16,262,590
		61,538,078
Taiwan | 5.9%
Catcher Technology Co., Ltd.	457,000	3,431,349
Hon Hai Precision Industry Co., Ltd.	2,361,320	6,892,172
Novatek Microelectronics Corp.	517,000	3,987,744
Taiwan Semiconductor Manufacturing Co., Ltd.	1,064,989	11,269,757
		25,581,022
Thailand | 1.6%
Kasikornbank Public Co. Ltd. (‡)	1,162,569	3,513,645
The Siam Cement Public Co. Ltd. (‡)	281,808	3,355,345
		6,868,990

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  13

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Turkey | 1.6%
KOC Holding AS	1,446,887	$3,798,554
Tupras Turkiye Petrol Rafinerileri AS (*)	254,340	3,320,063
		7,118,617
United Kingdom | 3.0%
Anglo American PLC	177,803	4,109,914
Unilever NV	163,239	8,657,437
		12,767,351
Total Common Stocks (Cost $450,174,062)		418,503,244

Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $12,008,090)	12,008,090	12,008,090

Total Investments | 99.7% (Cost $462,182,152)		$430,511,334

Cash and Other Assets in Excess of Liabilities | 0.3%		1,221,782

Net Assets | 100.0%		$431,733,116

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.9%

Australia | 1.3%
BHP Group PLC	81,891	$1,681,195

Canada | 3.7%
Canadian National Railway Co.	17,325	1,532,783
Suncor Energy, Inc.	103,157	1,739,293
TMX Group, Ltd.	15,575	1,539,947
		4,812,023
China | 2.4%
ENN Energy Holdings, Ltd.	95,500	1,072,576
Ping An Insurance (Group) Co. of China, Ltd., Class H	198,000	1,977,437
		3,050,013
Denmark | 2.4%
Carlsberg A/S, Class B	15,054	1,988,632
Vestas Wind Systems A/S	10,418	1,060,085
		3,048,717
Finland | 2.3%
Nordea Bank Abp (*)	212,825	1,466,768
Sampo Oyj, A Shares	42,672	1,466,046
		2,932,814
France | 15.3%
Air Liquide SA	17,522	2,524,725
Alstom SA	26,958	1,252,145
BNP Paribas SA (*)	25,274	1,001,939
Engie SA (*)	277,996	3,431,393
Safran SA (*)	22,697	2,270,432
Sanofi	40,638	4,134,470
Vinci SA	15,430	1,418,924
Vivendi SA	139,975	3,587,723
		19,621,751

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  15

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Germany | 7.9%
Fresenius Medical Care AG & Co. KGaA	19,495	$1,662,097
Infineon Technologies AG	48,733	1,139,051
Merck KGaA	8,030	930,914
SAP SE	35,013	4,873,652
Vonovia SE	25,298	1,549,675
		10,155,389
Hong Kong | 0.8%
ESR Cayman, Ltd. (*)	421,400	999,696

Indonesia | 0.3%
PT Bank Mandiri (Persero) Tbk	1,274,400	441,968

Ireland | 0.8%
Ryanair Holdings PLC Sponsored ADR (*)	15,924	1,056,398

Israel | 1.1%
Bank Leumi Le-Israel BM	272,943	1,375,299

Italy | 2.4%
Enel SpA	357,295	3,078,157

Japan | 13.8%
Daiwa House Industry Co., Ltd.	77,692	1,832,416
Hitachi, Ltd.	72,600	2,291,941
Kao Corp.	23,220	1,838,264
Makita Corp.	48,100	1,746,847
Nexon Co., Ltd.	134,500	3,037,780
Nintendo Co., Ltd.	6,700	2,981,265
Sumitomo Mitsui Financial Group, Inc.	62,300	1,752,072
Suzuki Motor Corp.	30,700	1,041,655
Yamaha Corp.	27,000	1,270,281
		17,792,521
Luxembourg | 0.6%
ArcelorMittal SA (*)	80,112	841,189

Mexico | 0.6%
Arca Continental SAB de CV	174,800	766,216

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Netherlands | 4.2%
JDE Peet’s BV (*)	26,049	$1,055,919
Koninklijke DSM NV	18,732	2,589,191
Wolters Kluwer NV	22,211	1,732,687
		5,377,797
Norway | 2.4%
Equinor ASA	93,669	1,332,091
Telenor ASA	119,324	1,738,371
		3,070,462
Portugal | 1.4%
Energias de Portugal SA	277,240	1,322,188
Galp Energia SGPS SA	44,510	514,158
		1,836,346
Singapore | 1.7%
DBS Group Holdings, Ltd.	89,160	1,333,702
NetLink NBN Trust	1,202,500	841,928
		2,175,630
South Korea | 1.4%
Samsung Electronics Co., Ltd.	41,918	1,858,189

Spain | 1.2%
Banco Santander SA (*)	621,002	1,514,318

Sweden | 2.6%
Assa Abloy AB, Class B	85,074	1,727,360
Epiroc AB, Class A	133,233	1,657,744
		3,385,104
Switzerland | 7.3%
ABB, Ltd.	128,756	2,894,120
Novartis AG	59,181	5,142,276
Roche Holding AG	3,794	1,313,603
		9,349,999
United Arab Emirates | 0.4%
Network International Holdings PLC (*)	97,695	533,096

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  17

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

United Kingdom | 11.5%
Compass Group PLC	93,510	$1,286,429
Howden Joinery Group PLC	103,005	704,695
Informa PLC	246,506	1,434,253
Prudential PLC	125,526	1,890,380
RELX PLC	153,208	3,546,041
RSA Insurance Group PLC	192,962	978,174
Tesco PLC	850,140	2,400,412
Unilever PLC	46,568	2,510,833
		14,751,217
United States | 6.1%
Aon PLC, Class A	13,407	2,582,188
Ferguson PLC	19,965	1,633,236
Medtronic PLC	39,820	3,651,494
		7,866,918
Total Common Stocks (Cost $119,643,369)		123,372,422

Preferred Stocks | 2.3%

Germany | 2.3%
Volkswagen AG (Cost $3,448,220)	19,277	2,915,225

Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $1,609,025)	1,609,025	1,609,025

Total Investments | 99.5% (Cost $124,700,614)		$127,896,672

Cash and Other Assets in Excess of Liabilities | 0.5%		676,869

Net Assets | 100.0%		$128,573,541

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio

Common Stocks | 96.7%

Aerospace & Defense | 1.3%
Curtiss-Wright Corp.	6,787	$605,943

Air Freight & Logistics | 1.5%
Echo Global Logistics, Inc. (*)	33,229	718,411

Airlines | 0.7%
Alaska Air Group, Inc.	9,400	340,844

Banks | 6.4%
Citizens Financial Group, Inc.	18,868	476,228
Comerica, Inc.	10,829	412,585
Commerce Bancshares, Inc.	9,788	582,093
Home BancShares, Inc.	43,000	661,340
PacWest Bancorp	16,275	320,780
TCF Financial Corp.	22,005	647,387
		3,100,413
Biotechnology | 3.9%
Emergent Biosolutions, Inc. (*)	7,080	559,887
Exelixis, Inc. (*)	29,188	692,923
United Therapeutics Corp. (*)	5,120	619,520
		1,872,330
Building Products | 2.8%
Armstrong World Industries, Inc.	9,479	738,983
PGT Innovations, Inc. (*)	39,635	621,477
		1,360,460
Capital Markets | 2.0%
Morningstar, Inc.	6,750	951,547

Chemicals | 2.6%
Ingevity Corp. (*)	10,535	553,825
Innospec, Inc.	9,129	705,215
		1,259,040

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  19

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Communications Equipment | 2.9%
Ciena Corp. (*)	10,760	$582,762
F5 Networks, Inc. (*)	5,799	808,844
		1,391,606
Construction & Engineering | 1.8%
Valmont Industries, Inc.	7,585	861,808

Construction Materials | 1.1%
Eagle Materials, Inc.	7,455	523,490

Containers & Packaging | 3.0%
Avery Dennison Corp.	5,989	683,285
Graphic Packaging Holding Co.	55,473	776,067
		1,459,352
Electric Utilities | 1.5%
PNM Resources, Inc.	18,820	723,441

Electrical Equipment | 2.0%
Atkore International Group, Inc. (*)	19,822	542,131
EnerSys	6,402	412,161
		954,292
Electronic Equipment, Instruments & Components | 1.5%
Zebra Technologies Corp., Class A (*)	2,763	707,190

Energy Equipment & Services | 1.2%
Cactus, Inc., Class A	27,793	573,370

Entertainment | 1.6%
Take-Two Interactive Software, Inc. (*)	3,501	488,635
The Marcus Corp.	21,945	291,210
		779,845

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 9.7%
Alexandria Real Estate Equities, Inc.	6,230	$1,010,818
Camden Property Trust REIT	10,575	964,652
Healthcare Realty Trust, Inc.	29,475	863,323
Hudson Pacific Properties, Inc.	16,396	412,523
Kilroy Realty Corp.	6,842	401,625
PS Business Parks, Inc. REIT	7,665	1,014,846
		4,667,787
Food & Staples Retailing | 1.4%
Casey’s General Stores, Inc.	4,496	672,242

Food Products | 1.1%
Flowers Foods, Inc.	23,969	535,947

Health Care Equipment & Supplies | 1.6%
STERIS PLC	4,933	756,920

Health Care Providers & Services | 3.1%
Henry Schein, Inc. (*)	12,592	735,247
Laboratory Corp. of America Holdings (*)	4,644	771,415
		1,506,662
Hotels, Restaurants & Leisure | 1.4%
Wyndham Hotels & Resorts, Inc.	16,302	694,791

Household Durables | 2.4%
Helen of Troy, Ltd. (*)	3,225	608,106
Leggett & Platt, Inc.	16,088	565,493
		1,173,599
Industrial Conglomerates | 1.3%
Carlisle Cos., Inc.	5,230	625,874

Insurance | 4.1%
Arch Capital Group, Ltd. (*)	26,483	758,738
Brown & Brown, Inc.	20,186	822,782
Reinsurance Group of America, Inc.	5,296	415,418
		1,996,938

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  21

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Interactive Media & Services | 0.7%
Cars.com, Inc. (*)	57,186	$329,391

IT Services | 2.8%
Leidos Holdings, Inc.	8,946	837,972
NIC, Inc.	21,944	503,834
		1,341,806
Leisure Products | 1.5%
Brunswick Corp.	11,300	723,313

Life Sciences Tools & Services | 4.8%
Adaptive Biotechnologies Corp. (*)	17,675	855,116
Charles River Laboratories International, Inc. (*)	4,652	811,076
ICON PLC (*)	3,799	639,980
		2,306,172
Machinery | 3.1%
Altra Industrial Motion Corp.	13,717	437,024
Ingersoll Rand, Inc. (*)	14,845	417,441
TriMas Corp. (*)	27,688	663,128
		1,517,593
Pharmaceuticals | 1.6%
Catalent, Inc. (*)	10,603	777,200

Professional Services | 0.8%
FTI Consulting, Inc. (*)	3,213	368,049

Semiconductors & Semiconductor Equipment | 4.4%
Cabot Microelectronics Corp.	5,105	712,352
Maxim Integrated Products, Inc.	11,968	725,380
MKS Instruments, Inc.	6,280	711,147
		2,148,879

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)

Software | 6.5%
j2 Global, Inc. (*)	10,999	$695,247
Palo Alto Networks, Inc. (*)	1,805	414,554
PTC, Inc. (*)	10,132	788,168
RealPage, Inc. (*)	7,925	515,204
SolarWinds Corp. (*)	39,841	703,991
		3,117,164
Specialty Retail | 2.6%
Floor & Decor Holdings, Inc., Class A (*)	14,105	813,153
The Children’s Place, Inc.	11,389	426,177
		1,239,330
Textiles, Apparel & Luxury Goods | 1.7%
Carter’s, Inc.	7,795	629,056
Tapestry, Inc.	15,442	205,070
		834,126
Trading Companies & Distributors | 1.1%
Air Lease Corp.	17,835	522,387

Water Utilities | 1.2%
California Water Service Group	12,603	601,163

Total Common Stocks (Cost $46,421,632)		46,640,715

Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $1,602,044)	1,602,044	1,602,044

Total Investments | 100.0% (Cost $48,023,676)		$48,242,759

Liabilities in Excess of Cash and Other Assets | 0.0%		(17,308)

Net Assets | 100.0%		$48,225,451

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  23

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 27.5%

Australia | 0.6%
AGL Energy, Ltd.	16,941	$199,803
ASX, Ltd.	8,124	480,055
Aurizon Holdings, Ltd.	19,337	65,838
Beach Energy, Ltd.	170,081	179,580
BHP Group, Ltd.	2,613	64,846
CSL, Ltd.	1,017	201,624
Fortescue Metals Group, Ltd.	71,630	687,305
Santos, Ltd.	35,779	131,556
Technology One, Ltd.	10,882	66,169
		2,076,776
Belgium | 0.0%
Colruyt SA	1,359	74,729
Telenet Group Holding NV	1,651	67,891
		142,620
Canada | 0.7%
CAE, Inc.	23,130	374,475
Canadian National Railway Co.	6,555	580,576
Kirkland Lake Gold, Ltd.	2,830	116,527
Magna International, Inc.	3,848	171,369
Northland Power, Inc.	9,164	229,370
Quebecor, Inc., Class B	3,378	72,581
Real Matters, Inc. (*)	4,288	83,638
TFI International, Inc.	2,359	83,736
The Toronto-Dominion Bank	11,510	513,461
Wesdome Gold Mines, Ltd. (*)	13,039	112,660
		2,338,393
Denmark | 0.3%
Coloplast A/S, Class B	3,110	482,139
Novo Nordisk A/S, Class B	4,239	274,311
Vestas Wind Systems AS ADR	12,838	437,904
		1,194,354

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Finland | 0.1%
Elisa Oyj	1,273	$77,379
Neste Oyj	1,973	77,055
Valmet Oyj	3,096	80,695
		235,129
France | 0.2%
Cie Generale des Etablissements Michelin SCA	1,400	145,035
L’Oreal SA (*)	221	70,850
Orange SA	6,318	75,476
Peugeot SA (*)	2,564	41,620
Schneider Electric SE	2,688	298,012
Total SA	2,278	86,768
Veolia Environnement SA	3,556	79,871
		797,632
Germany | 0.5%
Merck KGaA Sponsored ADR	15,305	356,912
SAP SE	640	89,085
Symrise AG ADR	21,945	641,233
Teamviewer AG ADR (*)	21,105	577,433
		1,664,663
Hong Kong | 0.4%
AIA Group, Ltd. Sponsored ADR	20,155	753,797
Hang Seng Bank, Ltd. Sponsored ADR	27,255	456,113
Hysan Development Co., Ltd.	19,000	61,260
Sun Hung Kai Properties, Ltd.	10,500	133,814
WH Group, Ltd.	72,000	61,789
		1,466,773
Israel | 0.1%
Israel Discount Bank, Ltd., ADR	12,200	380,640

Japan | 2.6%
Ajinomoto Co., Inc.	7,500	124,605
Brother Industries, Ltd.	2,200	39,643
Chubu Electric Power Co., Inc.	20,500	257,855
Credit Saison Co., Ltd.	5,900	67,462
Dai-ichi Life Holdings, Inc.	17,286	205,872

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  25

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Daito Trust Construction Co., Ltd.	3,300	$303,205
Daiwa House Industry Co., Ltd.	11,561	272,674
Daiwa Securities Group, Inc.	18,100	75,508
Dip Corp.	2,367	47,721
East Japan Railway Co.	4,014	278,169
Electric Power Development Co., Ltd.	10,600	200,967
Fuji Media Holdings, Inc.	5,000	48,142
Hokkaido Electric Power Co., Inc.	26,700	102,495
Inpex Corp.	11,700	72,434
Japan Post Holdings Co., Ltd.	14,100	100,265
Kaken Pharmaceutical Co., Ltd.	1,200	61,323
Kandenko Co., Ltd.	6,500	55,267
Kao Corp.	2,300	182,085
KDDI Corp.	23,500	704,597
Kenedix, Inc.	15,100	74,410
Kureha Corp.	900	39,333
Kyudenko Corp.	3,200	94,381
Lawson, Inc.	1,500	75,211
McDonald’s Holdings Co. Japan, Ltd.	4,800	258,945
Mitsubishi Heavy Industries, Ltd.	2,800	66,054
Mitsubishi UFJ Financial Group, Inc.	51,886	202,935
MS&AD Insurance Group Holdings, Inc.	3,100	85,134
Nintendo Co., Ltd.	100	44,497
Nintendo Co., Ltd. ADR	10,680	597,012
Nishi-Nippon Financial Holdings, Inc.	16,000	107,912
NTT DOCOMO, Inc.	13,378	356,877
Ono Pharmaceutical Co., Ltd.	2,200	63,992
Open House Co., Ltd.	1,800	61,661
Optorun Co., Ltd.	3,300	77,516
Rengo Co., Ltd.	7,700	62,676
Resona Holdings, Inc.	18,300	62,445
Sankyu, Inc.	4,200	157,797
Sekisui House, Ltd.	3,900	74,247
Seven & I Holdings Co., Ltd.	13,034	425,351
Shikoku Electric Power Co., Inc.	13,196	97,264
Shimano, Inc. ADR	24,535	471,317

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Softbank Corp.	11,000	$140,012
Sugi Holdings Co., Ltd.	1,500	101,470
Sumitomo Mitsui Financial Group, Inc.	3,400	95,619
Sumitomo Mitsui Trust Holdings, Inc.	4,812	135,051
Sumitomo Realty & Development Co., Ltd.	2,700	74,243
Sundrug Co., Ltd.	1,800	59,473
Suzuken Co., Ltd.	2,274	84,759
The Chiba Bank, Ltd.	34,405	162,170
The Gunma Bank, Ltd.	51,100	162,090
The Hachijuni Bank, Ltd.	18,000	68,274
The Kansai Electric Power Co., Inc.	14,300	138,560
The Shizuoka Bank, Ltd.	9,700	62,348
Tohoku Electric Power Co., Inc.	10,300	97,953
Tokyo Electron, Ltd.	300	73,624
West Japan Railway Co.	3,100	173,826
Yamaha Corp. Sponsored ADR	15,730	747,269
Yaoko Co., Ltd.	1,300	92,780
		9,226,777
Macau | 0.1%
Sands China, Ltd. ADR	10,807	422,662

Netherlands | 0.7%
ASM International NV	617	95,158
Flow Traders	3,755	134,265
Koninklijke Ahold Delhaize NV	14,344	390,606
NXP Semiconductors NV	4,275	487,521
Royal Dutch Shell PLC, A Shares	2,762	43,950
Wolters Kluwer NV Sponsored ADR	16,430	1,291,726
		2,443,226
New Zealand | 0.1%
Fisher & Paykel Healthcare Corp., Ltd., Class C	7,048	162,986

Norway | 0.1%
Orkla ASA	19,870	174,168
Telenor ASA	11,100	161,711
		335,879

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  27

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Puerto Rico | 0.0%
Popular, Inc.	1,829	$67,984

Singapore | 0.0%
AEM Holdings, Ltd.	69,200	156,833

Spain | 0.0%
Corporacion Financiera Alba SA	460	18,667
Viscofan SA	1,287	83,939
		102,606
Sweden | 0.6%
Assa Abloy AB ADR	37,225	377,465
Axfood AB	6,319	137,855
Boliden AB	3,401	77,247
Epiroc AB ADR	52,330	652,555
Hexagon AB ADR (*)	9,575	559,180
Lundin Energy AB	2,604	62,660
Swedish Match AB	1,460	102,514
		1,969,476
Switzerland | 0.9%
ABB, Ltd. Sponsored ADR	25,015	564,338
Alcon, Inc. (*)	4,989	285,970
Galenica AG	1,236	88,360
Novartis AG	11,490	998,374
Roche Holding AG	2,602	900,895
Swisscom AG	253	132,323
		2,970,260
United Kingdom | 1.9%
BT Group PLC	36,521	51,546
Bunzl PLC Sponsored ADR	18,650	507,653
Coca-Cola European Partners PLC	12,000	453,120
Compass Group PLC Sponsored ADR	25,612	351,141
Diageo PLC Sponsored ADR	7,890	1,060,337
Fiat Chrysler Automobiles NV (*)	1,567	15,719
GlaxoSmithKline PLC	2,949	59,752
Prudential PLC ADR	15,690	476,662

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

RELX PLC	14,545	$336,648
RELX PLC Sponsored ADR	36,990	871,484
SSE PLC	17,596	297,090
Tesco PLC Sponsored ADR	105,457	910,104
Unilever PLC Sponsored ADR	20,320	1,115,162
Wm Morrison Supermarkets PLC	48,570	114,581
		6,620,999
United States | 17.6%
3M Co.	2,695	420,393
AbbVie, Inc.	5,305	520,845
Accenture PLC, Class A	5,928	1,272,860
Adobe, Inc. (*)	1,682	732,191
Affiliated Managers Group, Inc.	1,023	76,275
Akamai Technologies, Inc. (*)	2,382	255,088
Allegion PLC	1,046	106,922
Alphabet, Inc., Class A (*)	852	1,208,179
Alphabet, Inc., Class C (*)	312	441,046
Amazon.com, Inc. (*)	555	1,531,145
Amdocs, Ltd.	959	58,384
American States Water Co.	914	71,868
American Tower Corp. REIT	1,278	330,414
Ameriprise Financial, Inc.	2,487	373,150
AmerisourceBergen Corp.	10,503	1,058,387
Amgen, Inc.	707	166,753
Anthem, Inc.	437	114,922
Aon PLC, Class A	7,286	1,403,284
Apple, Inc.	10,033	3,660,038
Applied Materials, Inc.	756	45,700
AT&T, Inc.	4,061	122,764
Baxter International, Inc.	2,618	225,410
Best Buy Co., Inc.	4,054	353,793
Booz Allen Hamilton Holding Corp.	3,593	279,499
Boston Scientific Corp. (*)	17,160	602,488
Bristol-Myers Squibb Co.	5,333	313,580
Brunswick Corp.	1,979	126,676
Burlington Stores, Inc. (*)	333	65,578

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  29

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Cabot Oil & Gas Corp.	7,340	$126,101
Cadence Design Systems, Inc. (*)	4,477	429,613
Campbell Soup Co.	10,570	524,589
Cboe Global Markets, Inc.	494	46,080
Church & Dwight Co., Inc.	2,859	221,001
Ciena Corp. (*)	1,396	75,607
Cigna Corp. (*)	782	146,742
Cisco Systems, Inc.	5,652	263,609
Citigroup, Inc.	2,516	128,568
Citizens Financial Group, Inc.	5,008	126,402
Citrix Systems, Inc.	1,775	262,540
Comcast Corp., Class A	7,237	282,098
ConocoPhillips	3,345	140,557
Costco Wholesale Corp.	212	64,281
Cummins, Inc.	1,599	277,043
CVS Health Corp.	5,324	345,900
DaVita, Inc. (*)	1,959	155,035
Devon Energy Corp.	10,192	115,577
Dollar General Corp.	5,223	995,034
Easterly Government Properties, Inc. REIT	2,615	60,459
Eaton Corp. PLC	737	64,473
eBay, Inc.	1,846	96,823
Edwards Lifesciences Corp. (*)	1,788	123,569
Electronic Arts, Inc. (*)	2,721	359,308
Eli Lilly & Co.	2,770	454,779
EOG Resources, Inc.	1,596	80,853
F5 Networks, Inc. (*)	951	132,645
Facebook, Inc., Class A (*)	5,042	1,144,887
FactSet Research Systems, Inc.	1,036	340,295
Flowers Foods, Inc.	2,638	58,986
Fortinet, Inc. (*)	999	137,133
Gaming and Leisure Properties, Inc. REIT	1,876	64,910
General Mills, Inc.	6,239	384,634
Gilead Sciences, Inc.	2,532	194,812
Honeywell International, Inc.	3,351	484,521
Hormel Foods Corp.	6,625	319,789

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Humana, Inc.	483	$187,283
Intel Corp.	8,528	510,230
Intercontinental Exchange, Inc.	10,825	991,570
Intuit, Inc.	1,231	364,610
IQVIA Holdings, Inc. (*)	7,635	1,083,254
Jack Henry & Associates, Inc.	1,100	202,433
Johnson & Johnson	11,927	1,677,294
Kellogg Co.	3,135	207,098
Keysight Technologies, Inc. (*)	334	33,661
Kimberly-Clark Corp.	9,354	1,322,188
Leidos Holdings, Inc.	381	35,688
Lockheed Martin Corp.	3,648	1,331,228
Lowe’s Cos., Inc.	5,840	789,101
LPL Financial Holdings, Inc.	1,067	83,653
Lululemon Athletica, Inc. (*)	446	139,156
MasterCard, Inc., Class A	1,362	402,743
McDonald’s Corp.	4,605	849,484
McKesson Corp.	467	71,647
MDU Resources Group, Inc.	3,110	68,980
Merck & Co., Inc.	4,666	360,822
Micron Technology, Inc. (*)	1,937	99,794
Microsoft Corp.	14,132	2,876,003
Molina Healthcare, Inc. (*)	516	91,838
Motorola Solutions, Inc.	6,335	887,724
National Fuel Gas Co.	2,681	112,414
Netflix, Inc. (*)	735	334,454
NIKE, Inc., Class B	5,634	552,414
Northrop Grumman Corp.	984	302,521
NVIDIA Corp.	1,981	752,602
Old Dominion Freight Line, Inc.	599	101,584
Palo Alto Networks, Inc. (*)	1,960	450,153
PepsiCo, Inc.	5,165	683,123
Pfizer, Inc.	5,321	173,997
Phillips 66	898	64,566
Pioneer Natural Resources Co.	2,458	240,147
Pool Corp.	842	228,915

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  31

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Primerica, Inc.	650	$75,790
PTC, Inc. (*)	10,355	805,515
Public Service Enterprise Group, Inc.	3,680	180,909
QUALCOMM, Inc.	4,506	410,992
Quest Diagnostics, Inc.	1,266	144,273
Regeneron Pharmaceuticals, Inc. (*)	110	68,602
Regions Financial Corp.	8,881	98,757
Republic Services, Inc.	1,525	125,126
Rockwell Automation, Inc.	2,625	559,125
S&P Global, Inc.	2,864	943,631
Seattle Genetics, Inc. (*)	1,379	234,320
Silgan Holdings, Inc.	10,241	331,706
Southwest Gas Holdings, Inc.	928	64,078
Sprouts Farmers Market, Inc. (*)	2,458	62,900
Synopsys, Inc. (*)	4,453	868,335
Target Corp.	3,314	397,448
TD Ameritrade Holding Corp.	1,678	61,046
Tesla, Inc. (*)	61	65,868
Texas Instruments, Inc.	5,490	697,065
The Clorox Co.	1,805	395,963
The Coca-Cola Co.	21,060	940,961
The Hershey Co.	2,566	332,605
The Home Depot, Inc.	2,244	562,144
The Kroger Co.	3,854	130,458
The Procter & Gamble Co.	11,563	1,382,588
The Progressive Corp.	968	77,546
The Sherwin-Williams Co.	378	218,427
The TJX Cos., Inc.	1,433	72,452
Thermo Fisher Scientific, Inc.	4,778	1,731,261
Tractor Supply Co.	2,064	272,015
Union Pacific Corp.	461	77,941
UnitedHealth Group, Inc.	1,914	564,534
Verizon Communications, Inc.	10,396	573,132
Vertex Pharmaceuticals, Inc. (*)	1,057	306,858
Visa, Inc., Class A	6,409	1,238,027
Vistra Energy Corp.	10,540	196,255

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Walmart, Inc.	3,017	$361,376
Warner Music Group Corp., Class A (*)	10,240	302,080
Waste Management, Inc.	556	58,886
WEC Energy Group, Inc.	2,319	203,260
Weis Markets, Inc.	1,636	81,996
West Pharmaceutical Services, Inc.	280	63,608
WW Grainger, Inc.	237	74,456
Xcel Energy, Inc.	1,111	69,438
Zoetis, Inc.	10,028	1,374,237
		61,689,247
Total Common Stocks (Cost $84,378,794)		96,465,915

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 21.0%

Australia | 0.7%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	3,150	$2,310,153

Canada | 1.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	4,010	3,028,383
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	2,965	2,385,432
			5,413,815
France | 0.7%
Schneider Electric SE, 2.950%, 09/27/22	USD	2,183	2,290,886

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  33

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Germany | 1.1%
BMW Finance NV, 0.875%, 08/16/22	GBP	1,750	$2,157,740
Daimler AG, 0.107% (Euribor 3 Month + 0.450%), 07/03/24 (§)	EUR	1,700	1,830,457
			3,988,197
Netherlands | 0.5%
BNG Bank NV, 5.000%, 09/16/20	NZD	1,187	772,980
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	950	1,011,000
			1,783,980
Switzerland | 0.5%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	1,523	1,613,751

United Kingdom | 1.1%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	1,025	1,045,500
Unilever Capital Corp., 3.250%, 03/07/24	USD	2,585	2,813,463
			3,858,963
United States | 14.9%
Adobe, Inc., 2.300%, 02/01/30	USD	2,275	2,456,384
Amazon.com, Inc., 3.150%, 08/22/27	USD	2,150	2,460,193
American Express Co., 3.000%, 10/30/24	USD	2,210	2,392,399
Apple, Inc., 3.850%, 05/04/43	USD	2,779	3,446,679
Bank of America Corp.:
3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	2,148	2,199,031
1.486% (SOFRRATE + 1.460%), 05/19/24 (§)	USD	675	685,756

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Citigroup, Inc., 1.649% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	3,511	$2,437,818
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	4,310	3,320,281
Johnson & Johnson, 3.625%, 03/03/37	USD	1,798	2,138,178
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	2,025	2,151,621
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	970	1,098,911
McDonald’s Corp., 3.125%, 03/04/25	CAD	3,960	3,126,376
Microsoft Corp., 2.525%, 06/01/50	USD	2,429	2,513,311
Morgan Stanley, 3.625%, 01/20/27	USD	1,965	2,218,191
PepsiCo, Inc., 2.875%, 10/15/49	USD	3,130	3,387,337
Pfizer, Inc., 2.625%, 04/01/30	USD	1,565	1,721,669
Starbucks Corp., 4.450%, 08/15/49	USD	2,860	3,454,662
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	2,120	2,270,626
The Home Depot, Inc., 5.875%, 12/16/36	USD	1,620	2,417,255
The Procter & Gamble Co., 2.450%, 03/25/25	USD	1,727	1,874,305
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	2,115	2,223,976
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,907	2,256,807
			52,251,766
Total Corporate Bonds (Cost $70,974,304)			73,511,511

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  35

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Foreign Government Obligations | 24.2%

Australia | 1.6%
New South Wales Treasury Corp., 3.000%, 02/20/30	AUD	5,585	$4,439,678
Queensland Treasury Corp.:
3.000%, 03/22/24	AUD	440	331,492
3.000%, 03/22/24 (#)	AUD	1,075	809,894
			5,581,064
Bermuda | 2.0%
Government of Bermuda:
4.854%, 02/06/24	USD	4,275	4,681,125
3.717%, 01/25/27	USD	2,095	2,223,319
			6,904,444
Canada | 4.5%
City of Vancouver, 2.900%, 11/20/25	CAD	1,485	1,194,377
Province of British Columbia, 4.700%, 06/18/37	CAD	3,210	3,374,638
Province of Quebec:
1.650%, 03/03/22	CAD	4,235	3,183,706
3.000%, 09/01/23	CAD	5,065	4,010,065
2.500%, 04/20/26	USD	3,695	4,052,479
			15,815,265
Chile | 2.2%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	1,100,000	1,567,299
Republic of Chile:
3.125%, 01/21/26	USD	4,655	5,103,044
0.830%, 07/02/31	EUR	1,000	1,099,976
			7,770,319

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Czech Republic | 1.9%
Czech Republic:
0.270% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	53,820	$2,250,300
2.000%, 10/13/33	CZK	95,830	4,576,033
			6,826,333
France | 1.3%
Government of France, 1.750%, 06/25/39	EUR	3,153	4,508,086

Hungary | 2.7%
Hungary, 6.375%, 03/29/21	USD	2,754	2,867,603
Hungary Government Bonds:
2.500%, 10/24/24	HUF	623,980	2,091,464
2.750%, 12/22/26	HUF	639,250	2,182,053
3.000%, 10/27/27	HUF	657,080	2,271,184
			9,412,304
Japan | 0.5%
Japan Bank for International Cooperation, 0.625%, 05/22/23	USD	300	301,001
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	1,206	1,276,844
			1,577,845
Mexico | 0.1%
United Mexican States, 6.750%, 02/06/24	GBP	265	370,844

New Zealand | 1.3%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	5,890	4,665,119

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  37

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Norway | 1.1%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	620	$621,821
Oslo Kommune:
2.300%, 03/14/24	NOK	3,000	328,428
2.350%, 09/04/24	NOK	11,000	1,213,221
0.930% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	16,000	1,677,714
			3,841,184
Panama | 1.6%
Republic of Panama, 4.000%, 09/22/24	USD	5,230	5,697,431

Poland | 1.9%
Poland Government Bonds:
2.500%, 07/25/27	PLN	7,920	2,185,222
0.690% (WIBOR 6 Month), 05/25/28 (§)	PLN	18,360	4,496,536
			6,681,758
Slovakia | 0.2%
Slovak Republic, 4.375%, 05/21/22	USD	786	831,686

Spain | 0.3%
Spain Government Bonds, 1.200%, 10/31/40	EUR	965	1,111,173

United Kingdom | 1.0%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	1,580	2,346,320
1.500%, 07/22/47	GBP	690	1,037,702
			3,384,022
Total Foreign Government Obligations (Cost $82,870,676)			84,978,877

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Quasi Government Bonds | 1.3%

Canada | 1.3%
Export Development Canada, 1.800%, 09/01/22 (Cost $4,571,409)	CAD	6,130	$4,634,435

Supranational Bonds | 5.1%
African Development Bank, 0.750%, 04/03/23	USD	3,200	3,238,157
Asian Development Bank:
1.000%, 12/15/22	GBP	875	1,105,149
2.125%, 03/19/25	USD	2,061	2,218,360
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	950	997,327
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	1,170	855,825
Inter-American Development Bank, 7.875%, 03/14/23	IDR	15,410,000	1,091,267
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	1,140	748,169
2.500%, 08/03/23	CAD	6,350	4,947,911
1.900%, 01/16/25	CAD	1,430	1,109,725
2.900%, 11/26/25	AUD	855	654,184
International Finance Corp., 2.700%, 03/15/23	AUD	1,121	817,707

Total Supranational Bonds (Cost $17,383,759)			17,783,781

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report 39

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

US Municipal Bonds | 1.1%

California | 0.9%
California State Build America Bonds, 7.500%, 04/01/34	USD	240	$391,378
State of California,
4.500%, 04/01/33	USD	900	1,063,323
7.550%, 04/01/39	USD	1,000	1,780,690
			3,235,391
New York | 0.2%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	420	480,400

Total US Municipal Bonds (Cost $3,414,890)			3,715,791

US Treasury Securities | 10.4%
US Treasury Notes:
1.750%, 05/15/23	USD	22,380	23,387,974
2.125%, 05/15/25	USD	4,065	4,426,086
2.875%, 08/15/28	USD	7,465	8,839,610

Total US Treasury Securities (Cost $35,791,973)			36,653,670

The accompanying notes are an integral part of these financial statements.

40 Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Exchange-Traded Funds | 8.1%
iShares MSCI World ETF (Cost $26,024,635)	308,003	$28,379,396

Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.11% (7 day yield) (Cost $5,856,286)	5,856,286	5,856,286

Total Investments | 100.4% (Cost $331,266,726) (»)		$351,979,662

Liabilities in Excess of Cash and Other Assets | (0.4)%		(1,408,853)

Net Assets | 100.0%		$350,570,809

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report 41

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2020:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

CAD	419,451	USD	307,061	HSB	09/23/20	$1,955	$—
CAD	457,868	USD	336,575	HSB	09/23/20	743	—
CAD	1,190,741	USD	873,106	JPM	09/23/20	4,130	—
CHF	907,563	USD	957,577	HSB	09/23/20	2,684	—
CHF	2,104,490	USD	2,220,716	JPM	09/23/20	5,973	—
CHF	105,714	USD	111,547	MSC	09/23/20	305	—
CNH	31,505,087	USD	4,427,583	HSB	09/23/20	9,029	—
CZK	56,220,146	USD	2,391,605	JPM	07/22/20	—	21,509
EUR	4,332,245	USD	4,869,757	CIT	09/23/20	6,438	—
EUR	1,300,955	USD	1,465,123	HSB	09/23/20	—	822
EUR	29,181,325	USD	32,795,432	HSB	09/23/20	49,855	—
EUR	2,555,473	USD	2,871,953	JPM	09/23/20	4,381	—
GBP	1,319,331	USD	1,662,984	HSB	09/23/20	—	27,412
GBP	1,602,928	USD	2,020,226	JPM	09/23/20	—	33,080
GBP	756,259	USD	945,936	SSB	09/23/20	—	8,404
HKD	1,865,440	USD	240,485	SSB	09/23/20	83	—
ILS	55,851	USD	16,185	HSB	09/23/20	—	25
JPY	969,979,579	USD	9,058,711	CIT	09/23/20	—	65,190
JPY	2,638,164,746	USD	24,639,856	HSB	09/23/20	—	179,145
JPY	69,373,899	USD	647,910	JPM	09/23/20	—	4,685
KRW	3,006,552,740	USD	2,453,488	JPM	09/03/20	47,000	—
MXN	3,603,951	USD	159,831	HSB	09/23/20	—	4,728
MXN	7,889,755	USD	349,811	JPM	09/23/20	—	10,259
SEK	3,941,901	USD	421,668	HSB	09/23/20	1,794	—
SEK	2,563,245	USD	274,035	JPM	09/23/20	1,324	—
SGD	169,964	USD	121,936	HSB	09/23/20	55	—
SGD	188,247	USD	135,170	HSB	09/23/20	—	57
SGD	3,512,598	USD	2,521,558	JPM	09/23/20	—	416
THB	23,790,456	USD	764,880	HSB	09/23/20	4,737	—
USD	442,329	AUD	645,953	HSB	09/23/20	—	3,562
USD	1,223,666	AUD	1,777,861	HSB	09/23/20	—	3,563
USD	2,097,297	AUD	3,042,581	JPM	09/23/20	—	2,949
USD	4,018,852	AUD	5,838,986	JPM	09/23/20	—	11,708
USD	1,677,466	AUD	2,436,953	MSC	09/23/20	—	4,724
USD	299,364	AUD	437,148	SSB	09/23/20	—	2,392

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	3,723,689	CAD	5,044,444	CIT	09/23/20	$7,374	$—
USD	3,715,974	CAD	5,033,361	HSB	09/23/20	7,824	—
USD	1,086,899	CAD	1,488,160	JPM	09/23/20	—	9,450
USD	1,721,639	CAD	2,334,504	JPM	09/23/20	1,776	—
USD	5,911,346	CAD	8,009,153	JPM	09/23/20	10,887	—
USD	3,025	CAD	4,103	MSC	09/23/20	2	—
USD	13,996,226	CAD	18,958,826	MSC	09/23/20	28,985	—
USD	497,655	CHF	473,250	HSB	09/23/20	—	3,075
USD	1,362,652	CLP	1,155,392,440	CIT	07/20/20	—	44,512
USD	1,644,245	CZK	41,404,384	HSB	07/22/20	—	101,257
USD	2,156,987	CZK	53,814,032	HSB	07/22/20	—	111,673
USD	273,592	CZK	6,895,346	JPM	07/22/20	—	17,098
USD	1,402,400	CZK	33,221,454	JPM	07/22/20	1,869	—
USD	445,009	DKK	2,945,520	HSB	09/23/20	103	—
USD	216,731	EUR	192,426	JPM	09/23/20	143	—
USD	432,980	EUR	385,061	JPM	09/23/20	—	429
USD	2,322,738	EUR	2,056,003	JPM	09/23/20	8,587	—
USD	1,114,079	EUR	992,080	MSC	09/23/20	—	2,564
USD	536,848	GBP	429,200	SSB	09/23/20	4,769	—
USD	2,681,311	HUF	821,870,081	HSB	07/22/20	74,260	—
USD	4,057,657	HUF	1,244,239,961	JPM	07/22/20	110,809	—
USD	16,112	ILS	55,851	HSB	09/23/20	—	47
USD	873,790	JPY	93,729,687	HSB	09/23/20	4,741	—
USD	1,348,711	JPY	144,672,234	SSB	09/23/20	7,330	—
USD	517,473	NOK	5,371,139	HSB	07/22/20	—	40,595
USD	225,000	NOK	2,174,870	HSB	09/23/20	—	1,024
USD	2,183,891	NOK	22,684,538	JPM	07/22/20	—	173,060
USD	1,564,221	NZD	2,425,613	CIT	09/23/20	—	893
USD	568,039	NZD	881,173	HSB	09/23/20	—	533
USD	3,879,334	NZD	6,016,169	JPM	09/23/20	—	2,568
USD	2,700,761	PLN	10,737,848	HSB	09/23/20	—	14,044
USD	278,737	PLN	1,109,933	JPM	09/23/20	—	1,883
USD	122,055	SGD	169,964	HSB	09/23/20	65	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$410,010	$909,335

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  43

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

June 30, 2020 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy — see Note 8 in the Notes to Financial Statements.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2020, these securities amounted to 0.9% of the net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2020.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	— American Depositary Receipt
BBSW	— Bank Bill Swap Reference Rate
EURIBOR	— Euro Interbank Offered Rate
GDR	— Global Depositary Receipt
LIBOR	— London Interbank Offered Rate
NIBOR	— Norway Interbank Offered Rate
PJSC	— Public Joint Stock Company
PRIBOR	— Prague Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFRRATE	— Secured Overnight Financing Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar	ILS	— Israeli Shekel
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	KRW	— South Korean Won
CLP	— Chilean Peso	MXN	— Mexican New Peso
CNH	— Chinese Yuan Renminbi	NOK	— Norwegian Krone
CZK	— Czech Koruna	NZD	— New Zealand Dollar
DKK	— Danish Krone	PLN	— Polish Zloty
EUR	— Euro	SEK	— Swedish Krone
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HKD	— Hong- Kong Dollar	THB	— Thai Baht
HUF	— Hungarian Forint	USD	— United States Dollar

Counterparty Abbreviations:
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
MSC	— Morgan Stanley & Co. Inc.
SSB	— State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

44  Semi-Annual Report

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	1.8%	0.6%
Airlines	—	0.8	—
Auto Components	1.3	—	0.1
Automobiles	2.7	3.1	1.8
Banks	21.7	6.9	4.3
Beverages	—	2.1	1.9
Biotechnology	—	—	0.5
Building Products	—	1.3	0.1
Capital Markets	—	1.2	2.3
Chemicals	1.0	4.0	0.3
Commercial Services & Suppliers	—	—	0.3
Communications Equipment	—	—	0.4
Construction & Engineering	—	1.1	—
Construction Materials	2.7	—	—
Consumer Finance	—	—	0.7
Containers & Packaging	—	—	0.1
Distributors	—	—	0.1
Diversified Financial Services	—	—	1.8
Diversified Telecommunication Services	2.7	2.0	1.6
Electric Utilities	—	3.4	0.3
Electrical Equipment	—	3.1	1.2
Electronic Equipment, Instruments & Components	2.6	1.8	0.2
Entertainment	0.8	7.5	0.5
Equity Real Estate Investment Trusts (REITs)	—	—	0.1
Food & Staples Retailing	1.5	1.9	0.9
Food Products	—	0.8	0.6
Gas Utilities	0.7	0.8	0.1
Health Care Equipment & Supplies	—	2.8	0.6
Health Care Providers & Services	1.9	1.3	0.9
Hotels, Restaurants & Leisure	—	1.0	2.4
Household Durables	1.1	—	—
Household Products	0.8	—	1.8
Independent Power & Renewable Electricity Producers	—	—	0.2
Industrial Conglomerates	1.6	—	0.3

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  45

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Insurance	3.4%	6.9%	0.9%
Interactive Media & Services	1.4	—	0.8
Internet & Direct Marketing Retail	—	—	1.2
IT Services	5.4	0.4	1.1
Leisure Products	—	1.0	0.4
Life Sciences Tools & Services	—	—	0.8
Machinery	2.1	3.6	1.2
Media	—	1.1	0.1
Metals & Mining	4.2	2.0	0.3
Multiline Retail	—	—	0.4
Multi-Utilities	—	2.7	0.2
Oil, Gas & Consumable Fuels	9.1	2.8	0.4
Paper & Forest Products	0.9	—	—
Personal Products	3.4	3.4	1.2
Pharmaceuticals	—	9.0	3.1
Professional Services	—	4.1	0.7
Real Estate Management & Development	0.9	3.4	0.3
Road & Rail	—	1.2	0.4
Semiconductors & Semiconductor Equipment	8.6	0.9	1.0
Software	—	3.8	3.6
Specialty Retail	—	—	1.3
Technology Hardware, Storage & Peripherals	5.2	1.4	2.0
Textiles, Apparel & Luxury Goods	—	—	0.2
Tobacco	0.8	—	—
Trading Companies & Distributors	—	1.8	0.2
Transportation Infrastructure	1.3	—	—
Wireless Telecommunication Services	7.1	—	1.0
Subtotal	96.9	98.2	49.8
Exchange-Traded Funds	—	—	8.1
Foreign Government Obligations	—	—	24.2
Supranational Bonds	—	—	5.1
US Municipal Bonds	—	—	1.1
US Treasury Securities	—	—	10.4
Short-Term Investments	2.8	1.3	1.7
Total Investments	99.7%	99.5%	100.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

46  Semi-Annual Report

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Lazard Retirement Series, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2020	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio

ASSETS
Investments in securities, at fair value	$430,511,334	$127,896,672
Cash	—	—
Cash collateral due from broker on forward contracts	—	—
Foreign currency, at fair value	130	6,359
Receivables for:
Dividends and interest	1,898,944	726,814
Capital stock sold	557,113	250,169
Investments sold	67,145	—
Gross unrealized appreciation on forward currency contracts	—	—
Prepaid expenses	—	13,620
Total assets	433,034,666	128,893,634

LIABILITIES
Payables for:
Management fees	364,114	69,654
Foreign capital gains taxes	348,400	—
Accrued custodian fees	100,829	15,822
Accrued shareholders’ reports	93,919	24,478
Accrued professional services	91,465	33,616
Accrued distribution fees	66,217	27,596
Accrued directors’ fees	328	—
Capital stock redeemed	210,140	146,661
Investments purchased	—	25
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	26,138	2,241
Total liabilities	1,301,550	320,093
Net assets	$431,733,116	$128,573,541

NET ASSETS
Paid in capital	$510,032,729	$119,027,976
Distributable earnings (Accumulated loss)	(78,299,613)	9,545,565
Net assets	$431,733,116	$128,573,541

Service Shares
Net assets	$307,065,295	$128,573,541
Shares of capital stock outstanding*	17,942,738	14,128,920
Net asset value, offering and redemption price per share	$17.11	$9.10

Investor Shares
Net assets	$124,667,821	—
Shares of capital stock outstanding*	7,346,910	—
Net asset value, offering and redemption price per share	$16.97	—

Cost of investments in securities	$462,182,152	$124,700,614
Cost of foreign currency	$174	$6,315

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

48  Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$48,242,759	$351,979,662
—	2,687
—	210,000
—	4,705

46,864	2,009,538
25,856	540,396
184,860	5,759,329

—	410,010
3,491	—
48,503,830	360,916,327

24,186	180,439
—	—
5,077	40,303
11,719	39,464
26,019	37,436
10,157	72,173
19	—
73,467	146,310
126,207	8,912,135

—	909,335
1,528	7,923
278,379	10,345,518
$48,225,451	$350,570,809

$46,886,887	$339,492,646
1,338,564	11,078,163
$48,225,451	$350,570,809

$48,225,451	$350,456,486
7,031,176	28,633,172

$6.86	$12.24

—	$114,323
—	9,331

—	$12.25

$48,023,676	$331,266,726
—	$4,689

Semi-Annual Report  49

Lazard Retirement Series, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2020	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio

Investment Income (Loss)
Income
Dividends	$8,192,156	$1,839,643
Interest	—	—
Total investment income*	8,192,156	1,839,643
Expenses
Management fees (Note 3)	2,354,852	490,076
Distribution fees (Service Shares)	414,913	163,359
Professional services	130,617	72,170
Custodian fees	124,874	39,030
Shareholders’ reports	71,812	16,225
Administration fees	36,839	14,077
Shareholders’ services	17,343	5,987
Directors’ fees and expenses	15,460	5,905
Other	7,303	3,002
Total gross expenses	3,174,013	809,831
Management fees waived and expenses reimbursed	—	(67,337)
Total net expenses	3,174,013	742,494
Net investment income (loss)	5,018,143	1,097,149
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts
Net realized gain (loss) on:
Investments	(14,996,810)	(1,719,342)
Foreign currency transactions	(259,781)	(12,601)
Forward currency contracts	—	(725)
Total net realized gain (loss) on investments, foreign currency transactions and forward currency contracts	(15,256,591)	(1,732,668)
Net change in unrealized appreciation (depreciation) on:
Investments†	(116,324,334)	(18,035,715)
Foreign currency translations	(1,290)	7,741
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward currency contracts	(116,325,624)	(18,027,974)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and forward currency contracts	(131,582,215)	(19,760,642)
Net increase (decrease) in net assets resulting from operations	$(126,564,072)	$(18,663,493)
* Net of foreign withholding taxes of	$1,079,435	$245,950
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$137,384	$—

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Report

Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$355,709	$2,007,205
—	1,488,598
355,709	3,495,803

186,943	1,431,598
62,314	447,265
29,227	92,979
14,526	111,224
8,811	30,833
9,025	29,773
5,149	9,590
3,802	11,581
1,817	4,369
321,614	2,169,212
(34,970)	(290,303)
286,644	1,878,909
69,065	1,616,894

(2,407,496)	(16,538,504)
—	135,595
—	1,970,626

(2,407,496)	(14,432,283)

(7,452,536)	(26,916,005)
—	10,579
—	(457,682)

(7,452,536)	(27,363,108)

(9,860,032)	(41,795,391)

$(9,790,967)	$(40,178,497)
$—	$76,768
$—	$—

Semi-Annual Report  51

Lazard Retirement Series, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Retirement Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,018,143	$12,391,722
Net realized gain (loss) on investments and foreign currency transactions	(15,256,591)	(6,489,295)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(116,325,624)	90,389,537
Net increase (decrease) in net assets resulting from operations	(126,564,072)	96,291,964
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	—	(3,510,943)
Investor Shares	—	(1,512,697)
Net decrease in net assets resulting from distributions	—	(5,023,640)
Capital stock transactions
Net proceeds from sales
Service Shares	40,789,256	49,575,227
Investor Shares	16,909,880	18,081,525
Net proceeds from reinvestment of distributions
Service Shares	—	3,510,943
Investor Shares	—	1,512,697
Cost of shares redeemed
Service Shares	(55,075,216)	(110,917,529)
Investor Shares	(28,904,230)	(37,580,197)
Net increase (decrease) in net assets from capital stock transactions	(26,280,310)	(75,817,334)
Total increase (decrease) in net assets	(152,844,382)	15,450,990
Net assets at beginning of period	584,577,498	569,126,508
Net assets at end of period	$431,733,116	$584,577,498

Shares issued and redeemed

Service Shares
Shares outstanding at beginning of period	18,647,347	21,481,506
Shares sold	2,387,580	2,455,086
Shares issued to shareholders from reinvestment of distributions	—	183,723
Shares redeemed	(3,092,189)	(5,472,968)
Net increase (decrease)	(704,609)	(2,834,159)
Shares outstanding at end of period	17,942,738	18,647,347

Investor Shares
Shares outstanding at beginning of period	8,005,599	8,890,959
Shares sold	1,000,971	906,635
Shares issued to shareholders from reinvestment of distributions	—	79,995
Shares redeemed	(1,659,660)	(1,871,990)
Net increase (decrease)	(658,689)	(885,360)
Shares outstanding at end of period	7,346,910	8,005,599

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Report

Lazard Retirement International Equity Portfolio		Lazard Retirement US Small-Mid Cap Equity Portfolio
Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

$1,097,149	$3,015,402	$69,065	$147,302

(1,732,668)	6,492,886	(2,407,496)	3,496,757

(18,027,974)	21,215,113	(7,452,536)	10,716,911

(18,663,493)	30,723,401	(9,790,967)	14,360,970

—	(562,828)	—	(1,035,371)
—	—	—	—
—	(562,828)	—	(1,035,371)

8,120,274	10,640,397	6,418,880	7,212,368
—	—	—	—

—	562,828	—	1,035,371
—	—	—	—

(13,608,343)	(58,336,967)	(7,862,519)	(13,906,210)
—	—	—	—

(5,488,069)	(47,133,742)	(1,443,639)	(5,658,471)
(24,151,562)	(16,973,169)	(11,234,606)	7,667,128
152,725,103	169,698,272	59,460,057	51,792,929
$128,573,541	$152,725,103	$48,225,451	$59,460,057

14,723,964	19,737,430	7,227,771	8,019,612
931,781	1,102,405	897,216	921,680

—	59,183	—	138,234
(1,526,825)	(6,175,054)	(1,093,811)	(1,851,755)
(595,044)	(5,013,466)	(196,595)	(791,841)
14,128,920	14,723,964	7,031,176	7,227,771

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report  53

	Lazard Retirement Global Dynamic Multi-Asset Portfolio
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,616,894	$4,906,712
Net realized gain (loss) on investments, foreign currency transactions and forward currency contracts	(14,432,283)	2,695,904
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward currency contracts	(27,363,108)	57,503,831
Net increase (decrease) in net assets resulting from operations	(40,178,497)	65,106,447
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	—	(728,839)
Investor Shares	—	(17)
Net decrease in net assets resulting from distributions	—	(728,856)
Capital stock transactions
Net proceeds from sales
Service Shares	20,019,168	23,524,506
Investor Shares	96,600	29,310
Net proceeds from reinvestment of distributions
Service Shares	—	728,839
Investor Shares	—	17
Cost of shares redeemed
Service Shares	(30,091,469)	(74,836,861)
Investor Shares	(1,020)	(316)
Net increase (decrease) in net assets from capital stock transactions	(9,976,721)	(50,554,505)
Total increase (decrease) in net assets	(50,155,218)	13,823,086
Net assets at beginning of period	400,726,027	386,902,941
Net assets at end of period	$350,570,809	$400,726,027

Shares issued and redeemed

Service Shares
Shares outstanding at beginning of period	29,362,855	33,321,445
Shares sold	1,662,190	1,848,416
Shares issued to shareholders from reinvestment of distributions	—	56,719
Shares redeemed	(2,391,873)	(5,863,725)
Net increase (decrease)	(729,683)	(3,958,590)
Shares outstanding at end of period	28,633,172	29,362,855

Investor Shares
Shares outstanding at beginning of period	2,331	86
Shares sold	7,085	2,268
Shares issued to shareholders from reinvestment of distributions	—	1
Shares redeemed	(85)	(24)
Net increase (decrease)	7,000	2,245
Shares outstanding at end of period	9,331	2,331

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Report

Lazard Retirement Series, Inc. Financial Highlights (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Service Shares
Net asset value, beginning of period	$22.00	$18.80	$23.59	$18.78	$15.70		$19.96
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.19	0.43	0.42	0.31	0.23	^	0.27
Net realized and unrealized gain (loss)	(5.08)	2.95	(4.80)	4.89	3.04		(4.27)
Total from investment operations	(4.89)	3.38	(4.38)	5.20	3.27		(4.00)
Less distributions from:
Net investment income	—	(0.18)	(0.41)	(0.39)	(0.19)		(0.21)
Net realized gains	—	—	—	—	—		(0.05)
Total distributions	—	(0.18)	(0.41)	(0.39)	(0.19)		(0.26)
Net asset value, end of period	$17.11	$22.00	$18.80	$23.59	$18.78		$15.70
Total Return (b)	–22.23%	18.14%	–18.56%	27.76%	20.84	%^	–20.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$307,065	$410,188	$403,949	$942,572	$880,047		$754,835
Ratios to average net assets (c):
Net expenses	1.42%	1.42%	1.36%	1.38%	1.37	%^	1.39%
Gross expenses	1.42%	1.43%	1.36%	1.38%	1.38%		1.39%
Net investment income (loss)	2.06%	2.10%	1.89%	1.45%	1.29	%^	1.43%
Portfolio turnover rate	14%	19%	16%	10%	12%		9%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  55

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Investor Shares
Net asset value, beginning of period	$21.78	$18.58	$23.31	$18.56	$15.51		$19.74
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.47	0.45	0.37	0.26	^	0.32
Net realized and unrealized gain (loss)	(5.02)	2.91	(4.72)	4.83	3.02		(4.25)
Total from investment operations	(4.81)	3.38	(4.27)	5.20	3.28		(3.93)
Less distributions from:
Net investment income	—	(0.18)	(0.46)	(0.45)	(0.23)		(0.25)
Net realized gains	—	—	—	—	—		(0.05)
Total distributions	—	(0.18)	(0.46)	(0.45)	(0.23)		(0.30)
Net asset value, end of period	$16.97	$21.78	$18.58	$23.31	$18.56		$15.51
Total Return (d)	–22.08%	18.36%	–18.32%	28.07%	21.18	%^	–19.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$124,668	$174,389	$165,177	$238,656	$187,408		$158,018
Ratios to average net assets (c):
Net expenses	1.17%	1.18%	1.11%	1.14%	1.12	%^	1.15%
Gross expenses	1.17%	1.18%	1.11%	1.14%	1.14%		1.15%
Net investment income (loss)	2.30%	2.37%	2.09%	1.74%	1.52	%^	1.71%
Portfolio turnover rate	14%	19%	16%	10%	12%		9%
†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was a 0.06% impact on the total return of the Portfolio. There was a 0.02% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.
(d)	Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.

The accompanying notes are an integral part of these financial statements.

56  Semi-Annual Report

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Service Shares
Net asset value, beginning of period	$10.37	$8.60	$10.83	$11.57	$12.28	$12.50
Income (Loss) from investment operations:
Net investment income (loss)	0.09	0.20	0.18	0.31	0.19 ^	0.19
Net realized and unrealized gain (loss)	(1.36)	1.60	(1.70)	2.24	(0.71)	0.02
Total from investment operations	(1.27)	1.80	(1.52)	2.55	(0.52)	0.21
Less distributions from:
Net investment income	—	(0.03)	(0.17)	(0.33)	(0.16)	(0.21)
Net realized gains	—	—	(0.54)	(2.96)	(0.03)	(0.22)
Total distributions	—	(0.03)	(0.71)	(3.29)	(0.19)	(0.43)
Net asset value, end of period	$9.10	$10.37	$8.60	$10.83	$11.57	$12.28
Total Return (a)	–12.25%	21.00%	–13.91%*	22.33%	–4.29%^	1.75%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$128,574	$152,725	$169,698	$221,307	$653,014	$682,012
Ratios to average net assets (b):
Net expenses	1.14%	1.12%	1.12%	1.11%	1.08%^	1.11%
Gross expenses	1.24%	1.20%	1.14%	1.12%	1.09%	1.11%
Net investment income (loss)	1.68%	1.87%	1.62%	1.11%	1.59%^	1.42%
Portfolio turnover rate	18%	32%	33%	44%	28%	37%
†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. There was a 0.01% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
*	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and was recorded in the period received. There was a 0.10% impact on the total return of the Portfolio.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(b)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  57

LAZARD RETIREMENT US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

Service Shares
Net asset value, beginning of period	$8.23	$6.46	$8.33	$8.09	$7.39		$8.18
Income (Loss) from investment operations:
Net investment income (loss)	0.01	0.02	0.01	0.01	0.03	^	(0.02)
Net realized and unrealized gain (loss)	(1.38)	1.90	(1.04)	1.07	1.09		(0.19)
Total from investment operations	(1.37)	1.92	(1.03)	1.08	1.12		(0.21)
Less distributions from:
Net investment income	—	—	— (a)	(0.03)	—		—
Net realized gains	—	(0.15)	(0.84)	(0.81)	(0.42)		(0.58)
Total distributions	—	(0.15)	(0.84)	(0.84)	(0.42)		(0.58)
Net asset value, end of period	$6.86	$8.23	$6.46	$8.33	$8.09		$7.39
Total Return (b)	–16.65%	29.93%	–13.24%	13.95%	15.78	%^	–2.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,225	$59,460	$51,793	$66,869	$65,478		$59,499
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.19%	1.25	%^	1.25%
Gross expenses	1.29%	1.27%	1.23%	1.25%	1.32%		1.35%
Net investment income (loss)	0.28%	0.27%	0.14%	0.09%	0.46	%^	–0.22%
Portfolio turnover rate	34%	60%	81%	79%	94%		89%
†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to period custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

58  Semi-Annual Report

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/20†	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Service Shares
Net asset value, beginning of period	$13.65	$11.61	$13.49	$11.82	$11.51	$11.86
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.16	0.16	0.17	0.14	0.13
Net realized and unrealized gain (loss)	(1.47)	1.91	(1.06)	2.25	0.24	(0.19)
Total from investment operations	(1.41)	2.07	(0.90)	2.42	0.38	(0.06)
Less distributions from:
Net investment income	—	(0.01)	(0.18)	—	(0.03)	—
Net realized gains	—	(0.02)	(0.80)	(0.75)	(0.04)	(0.29)
Total distributions	—	(0.03)	(0.98)	(0.75)	(0.07)	(0.29)
Net asset value, end of period	$12.24	$13.65	$11.61	$13.49	$11.82	$11.51
Total Return (b)	–10.33%	17.79%	–6.57%	20.53%	3.30%	–0.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$350,456	$400,694	$386,902	$384,208	$293,286	$222,666
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.21%	1.20%	1.17%	1.19%	1.25%	1.31%
Net investment income (loss)	0.90%	1.23%	1.22%	1.28%	1.23%	1.18%
Portfolio turnover rate	116%	115%	110%	104%	105%	114%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended	Period Ended
throughout each period	6/30/20†	12/31/19	12/31/18*

Investor Shares
Net asset value, beginning of period	$13.65	$11.61	$11.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.14	—
Net realized and unrealized gain (loss)	(1.47)	1.93	— (d)
Total from investment operations	(1.40)	2.07	— (d)
Less distributions from:
Net investment income	—	(0.01)	—
Net realized gains	—	(0.02)	—
Total distributions	—	(0.03)	—
Net asset value, end of period	$12.25	$13.65	$11.61
Total Return (b)	–10.26%	17.79%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$114	$32	$1
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	—%
Gross expenses	4.91%	84.50%	—%
Net investment income (loss)	1.16%	1.05%	—%
Portfolio turnover rate	116%	115%	NA %
†	Unaudited.
*	The inception date for the Investor Shares was December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year. (d) Amount is less than $0.01 per share.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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Lazard Retirement Series, Inc. Notes to Financial Statements
June 30, 2020 (unaudited)

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of twenty-three no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax- deferred basis. Currently, only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), Lazard Retirement US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity Portfolio”), and Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”). Each of the other nineteen Portfolios had not commenced operations as of June 30, 2020. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to and expenses borne by each class of shares. As of June 30, 2020, only the Lazard Retirement Emerging Markets Equity and Lazard Retirement Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option con-

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tracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of the Investment Manager, which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

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If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected

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Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements. Such amounts, if and when recorded, could result in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

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A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2020, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to share-holders. Therefore, no federal income tax provision is required.

At December 31, 2019, the following Portfolio had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Equity	$3,141,253	$40,029,363

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2019, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreci-

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ation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$462,182,152	$55,341,168	$87,011,986	$(31,670,818)
International Equity	124,700,614	14,049,445	10,853,387	3,196,058
US Small-Mid Cap Equity	48,023,676	5,042,273	4,823,190	219,083
Global Dynamic Multi-Asset	331,266,726	22,953,435	2,739,824	20,213,611

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—Dividends from net investment income, if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, passive foreign investment companies and distri-

66  Semi-Annual Report

butions from real estate investment trusts. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund,The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Service Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

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3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Equity	1.00%
International Equity	0.75
US Small-Mid Cap Equity	0.75
Global Dynamic Multi-Asset	0.80

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until May 1, 2021 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio(s), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims, and extraordinary expenses exceed the applicable percentage(s) of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares

Emerging Markets Equity	1.45	1.20
International Equity	1.10	N/A
US Small-Mid Cap Equity	1.15	N/A
Global Dynamic Multi-Asset	1.05	0.90	(a)

(a) Agreement extends from May 1, 2021 through May 1, 2030.

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During the period ended June 30, 2020, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

International Equity	$67,337	$—	$—	$—
US Small-Mid Cap Equity	34,970	—	—	—
Global Dynamic Multi-Asset	288,540	—	351	1,412

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accordingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for distribution and servicing of accounts. The Distributor may make payments to participating

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insurance companies, certain financial institutions, securities dealers and other industry professionals for providing these services.

DST is the Fund’s transfer and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2020, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $237,000, (2) an additional annual fee of $33,700 to the lead Independent Director, and (3) an additional annual fee of $23,500 to the Audit Committee Chair. The Independent Directors may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated based upon each active portfolio’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2020 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Equity	$65,541,983	$86,871,963
International Equity	23,424,998	26,238,318
US Small-Mid Cap Equity	16,727,586	17,821,955
Global Dynamic Multi-Asset	332,460,712	364,749,915

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$50,941,615	$21,717,129

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For the period ended June 30, 2020, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion

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of emerging market currencies. The Investment Manager generally does not intend to actively hedge the Portfolios’ foreign currency exposure.

(d) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, a Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of a Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk, and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be

72  Semi-Annual Report

more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by a Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

(e) Forward Currency Contracts Risk—Forward currency contracts may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risk of default by the counterparty to the contracts and can be illiquid. These contracts are subject to many of the risks of, and can be

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highly sensitive to changes in the value of, the related currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Derivatives transactions incur costs, either explicitly or implicitly, which reduce return. Successful use of derivatives is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market. Use of forward currency contracts, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with each Portfolio’s ability to calculate its NAV; impediments to trading for the Portfolio’s portfolio managers; the inability of Portfolio shareholders to transact business with the Portfolio; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests, counterparties with which the Portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

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(g) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated. Certain countries may limit the ability to convert depositary receipts into the underlying non-US securities and vice versa, which may cause the securities of the non-US company to trade at a discount or premium to the market price of the related depositary receipt. The Portfolio may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. Holders of unspon-sored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the depositary receipts with respect to the deposited securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

(h) ETFs and Similar Products Risk—Shares of ETFs and similar products such as Exchange Traded Notes (“ETNs”) in which the Portfolio may invest may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs, ETNs and similar products may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. The Portfolio’s investments in ETFs and similar products are subject to the risks of investments made by the ETFs and similar products, as well as to the general risks of

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investing in ETFs and similar products. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and similar products in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs, ETNs are not registered investment companies and thus are not regulated under the 1940 Act. In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments. The Portfolio may be limited by the 1940 Act in the amount of its assets that may be invested in ETFs unless an ETF has received an exemptive order from the SEC on which the Portfolio may rely or an exemption is available. Many ETFs have received an exemptive order from the SEC providing an exemption from the 1940 Act limits on the amount of assets that may be invested in ETFs, and the Portfolio’s reliance on an order is conditioned on compliance with certain terms and conditions of the order, including that the Portfolio enter into a purchasing fund agreement with the ETF regarding the terms of the investment. If an exemptive order has not been received and an exemption is not available under the 1940 Act, the Portfolio will be limited in the amount it can invest in ETFs that are registered investment companies to: (1) 3% or less of an ETF’s voting shares, (2) an ETF’s shares in value equal to or less than 5% of the Portfolio’s assets and (3) shares of ETFs in the aggregate in value equal to or less than 10% of the Portfolio’s total assets.

(i) IPO Shares Risk—The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio’s performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio’s asset base increases, IPOs may have a diminished effect on the Portfolio’s performance.

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(j) Market Risk—The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coron-avirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Portfolio and its investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2020:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020

Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$22,760,097	$—	$—	$22,760,097
China	18,495,931	82,317,142	—	100,813,073
Egypt	—	5,033,271	—	5,033,271
Hong Kong	—	5,529,647	—	5,529,647
Hungary	—	9,049,346	—	9,049,346
India	7,926,629	44,828,823	—	52,755,452
Indonesia	7,663,645	10,536,311	—	18,199,956
Luxembourg	2,995,726	—	—	2,995,726
Mexico	18,686,967	—	—	18,686,967
Pakistan	—	1,032,068	—	1,032,068
Portugal	—	5,198,842	—	5,198,842
Russia	7,474,944	30,639,460	—	38,114,404
South Africa	—	24,460,337	—	24,460,337
South Korea	—	61,538,078	—	61,538,078
Taiwan	—	25,581,022	—	25,581,022
Thailand	—	6,868,990	—	6,868,990
Turkey	—	7,118,617	—	7,118,617
United Kingdom	—	12,767,351	—	12,767,351
Short-Term Investments	12,008,090	—	—	12,008,090
Total	$98,012,029	$332,499,305	$—	$430,511,334

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020

International Equity Portfolio
Common Stocks*
Australia	$—	$1,681,195	$—	$1,681,195
Canada	4,812,023	—	—	4,812,023
China	—	3,050,013	—	3,050,013
Denmark	—	3,048,717	—	3,048,717
Finland	—	2,932,814	—	2,932,814
France	—	19,621,751	—	19,621,751
Germany	—	10,155,389	—	10,155,389
Hong Kong	—	999,696	—	999,696
Indonesia	—	441,968	—	441,968
Ireland	1,056,398	—	—	1,056,398
Israel	—	1,375,299	—	1,375,299
Italy	—	3,078,157	—	3,078,157
Japan	—	17,792,521	—	17,792,521
Luxembourg	—	841,189	—	841,189
Mexico	766,216	—	—	766,216
Netherlands	1,055,919	4,321,878	—	5,377,797
Norway	—	3,070,462	—	3,070,462
Portugal	—	1,836,346	—	1,836,346
Singapore	—	2,175,630	—	2,175,630
South Korea	—	1,858,189	—	1,858,189
Spain	—	1,514,318	—	1,514,318
Sweden	—	3,385,104	—	3,385,104
Switzerland	—	9,349,999	—	9,349,999
United Arab Emirates	—	533,096	—	533,096
United Kingdom	—	14,751,217	—	14,751,217
United States	6,233,682	1,633,236	—	7,866,918
Preferred Stocks*
Germany	—	2,915,225	—	2,915,225
Short-Term Investments	1,609,025	—	—	1,609,025
Total	$15,533,263	$112,363,409	$—	$127,896,672
US Small-Mid Cap Equity Portfolio
Common Stocks*	$46,640,715	$—	$—	$46,640,715
Short-Term Investments	1,602,044	—	—	1,602,044
Total	$48,242,759	$—	$—	$48,242,759

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2020

Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$2,076,776	$—	$2,076,776
Belgium	—	142,620	—	142,620
Canada	2,338,393	—	—	2,338,393
Denmark	437,904	756,450	—	1,194,354
Finland	—	235,129	—	235,129
France	—	797,632	—	797,632
Germany	1,575,578	89,085	—	1,664,663
Hong Kong	1,209,910	256,863	—	1,466,773
Israel	380,640	—	—	380,640
Japan	1,815,598	7,411,179	—	9,226,777
Macau	422,662	—	—	422,662
Netherlands	1,779,247	663,979	—	2,443,226
New Zealand	—	162,986	—	162,986
Norway	—	335,879	—	335,879
Puerto Rico	67,984	—	—	67,984
Singapore	—	156,833	—	156,833
Spain	—	102,606	—	102,606
Sweden	1,589,200	380,276	—	1,969,476
Switzerland	850,308	2,119,952	—	2,970,260
United Kingdom	5,745,663	875,336	—	6,620,999
United States	61,689,247	—	—	61,689,247
Corporate Bonds*	—	73,511,511	—	73,511,511
Foreign Government Obligations*	—	84,978,877	—	84,978,877
Quasi Government Bonds*	—	4,634,435	—	4,634,435
Supranational Bonds	—	17,783,781	—	17,783,781
US Municipal Bonds	—	3,715,791	—	3,715,791
US Treasury Securities	—	36,653,670	—	36,653,670
Exchange-Traded Funds	28,379,396	—	—	28,379,396
Short-Term Investments	5,856,286	—	—	5,856,286
Other Financial Instruments†
Forward Currency Contracts	—	410,010	—	410,010
Total	$114,138,016	$238,251,656	$—	$352,389,672
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(909,335)	$—	$(909,335)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2020, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$95,500,000
Average amounts sold	$73,800,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2020:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$410,010

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$909,335

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2020 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$1,970,626

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(457,682)

None of the other Portfolios presented traded in derivative instruments during the period ended June 30, 2020.

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As of June 30, 2020, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in the Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2020:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$410,010	$—	$410,010

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$13,812	$(13,812)	$—	$—
HSBC Bank USA NA	157,845	(157,845)	—	—
JPMorgan Chase Bank NA	196,879	(196,879)	—	—
Morgan Stanley Capital Services LLC.	29,292	(7,288)	—	22,004
State Street Bank and Trust Co.	12,182	(10,796)	—	1,386
Total	$410,010	$(386,620)	$—	$23,390

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$909,335	$—	$909,335

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (a)	Net Amounts of Derivative Liabilities
Citibank NA	$110,595	$(13,812)	$—	$96,783
HSBC Bank USA NA	491,562	(157,845)	—	333,717
JPMorgan Chase Bank NA	289,094	(196,879)	(92,215)	—
Morgan Stanley Capital Services LLC.	7,288	(7,288)	—	—
State Street Bank and Trust Co.	10,796	(10,796)	—	—
Total	$909,335	$(386,620)	$(92,215)	$430,500

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

10. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11. Subsequent Events

Management has evaluated subsequent events affecting the Portfolio through the issuance of the financial statements and has determined that there were no other subsequent events that required adjustment or disclosure.

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Lazard Retirement Series, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the US Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on June 2, 2020 and June 16, 2020, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 16, 2020 meeting, additional information requested by the Independent Directors at the June 2, 2020 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Invest-

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ment Manager and its clients (of which the Lazard Funds complex of 35 active funds comprised approximately $22 billion of the approximately $193 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2020).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $22 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information Only the Emerging Markets Equity, Global Dynamic Multi-Asset, International Equity and US Small-Mid Cap Equity Portfolios (the “active Portfolios”) had commenced operations. For all other Portfolios (the “inactive Portfolios”) the Board determined to defer consideration of advisory fees in the Management Agreement (and review of net expense ratios) until a Portfolio was to commence operations, at which time current information regarding the advisory fee and the estimated net expense ratio would be considered.

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Accordingly, the following discussion of advisory fees, expense ratios and performance was limited to those of the four active Portfolios (and therefore all references in the discussion to one or more Portfolios refer to active Portfolio(s) unless otherwise stated), although it was noted that the Investment Manager proposed to lower the expense limitation for the Developing Markets Equity, Emerging Markets Equity Blend, Global Strategic Equity and International Equity Concentrated Portfolios (all inactive Portfolios).

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

•	a group of variable annuity underlying funds (i.e., funds offered only through variable annuity contracts, variable life insurance policies and/or certain qualified pension or retirement plans or other accounts permitting accumulation of assets on a tax-deferred basis) not advised by the Investment Manager selected by Strategic Insight as comparable, for expense comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Expense Peer Group”1); and

•	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and net

1	The Strategic Insight materials outlined the process for constructing the Expense Peer Groups, as well the Expense Categories, Performance Peer Groups and Performance Categories (all as defined below). Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Expense Peer Groups, Expense Categories, Performance Peer Groups and Performance Categories, including how the methodologies could affect the results of the comparisons.

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expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the active and inactive Portfolios, pursuant to which the Investment Manager was waiving advisory fees and/or reimbursing expenses for certain Portfolios.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five-and ten-year periods ended March 31, 2020, as applicable, to performance for the same time periods of that of:

•	a group of variable annuity underlying funds not advised by the Investment Manager selected by Strategic Insight as comparable, for performance comparison purposes, to the Portfolio in terms of relevant criteria as appropriate (the “Performance Peer Group”);

•	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

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When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance or Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2019 and the Investment Manager’s cost allocation methodology to compute an estimate of each active Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the active Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain active Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

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The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each active Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each active Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the assets of each active Portfolio were either generally stable or decreasing over the past calendar year, or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $193 billion global asset management business.

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•	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each active Portfolio, concluded that the investment performance of each active Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the active Portfolios increase and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the active Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

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Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments (or such lower percentage that may have been adopted by a Portfolio); and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administra-

92  Semi-Annual Report

tor, the Investment Manager delegates the day-to-day activities required by the LRMP to a Liquidity Committee comprised of various Fund officers and groups within the Investment Manager (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with other groups within the Investment Manager in effectuating the requirements of the LRMP as necessary. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in June 2020 (the “Annual Report”).

The Annual Report states that the Investment Manager, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

Semi-Annual Report  93

NOTES

NOTES

NOTES

Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS010	We Recycle This document is printed on recycled paper.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSRS is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSRS is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 14, 2020

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 14, 2020